Derivative Financial Instruments (Natural Gas Liquids Derivative Contracts) (Detail) - 2017 [Member] - Natural Gas Liquids Derivative Contracts [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017 $ / gal gal	Dec. 31, 2016 $ / gal gal
Price Swap Contracts [Member]
Derivative [Line Items]
Volume in Gal | gal		5,371,800
Weighted Average Swap Price		0.46
Price Swap Contracts [Member] | Minimum [Member]
Derivative [Line Items]
Swap Price		0.45
Price Swap Contracts [Member] | Maximum [Member]
Derivative [Line Items]
Swap Price		0.47
Short Price Swaps [Member]
Derivative [Line Items]
Volume in Gal | gal	3,091,200
Weighted Average Swap Price	0.47
Short Price Swaps [Member] | Minimum [Member]
Derivative [Line Items]
Swap Price	0.47
Short Price Swaps [Member] | Maximum [Member]
Derivative [Line Items]
Swap Price	0.47